Condensed Consolidated Statements of Cash Flow (Unaudited) - USD ($)	1 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Feb. 13, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Successor
Cash flows from operating activities:
Net loss		$ (8,404,104)	$ (15,379,641)	$ (7,732,212)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from settlement of liabilities with vendors		(589,223)		(3,339,223)
Depreciation expense		304,446	215,069	400,825
Stock-based compensation		1,899,771	836,390	924,668
Amortization of right-to-use operating lease asset		421,092	594,829	609,339
Write off of deferred offering costs			500,000
Stock-based inducement expense			863,550
Amortization of debt discount
Non-cash interest expense
Foreign currency transaction gain included in other income (expenses)			(248)
Gain on revaluation of earnout and derivative liabilities		(4,870,000)		(4,880,000)
Change in assets and liabilities:
Prepaid expenses and other current assets		(146,618)	(257,078)	(87,088)
Accounts payable		(360,204)	1,426,446	130,032
Accrued liabilities		1,526,821	(428,658)	2,342,593
Operating lease liability		(520,454)	(644,476)	(647,503)
Net cash used in operating activities		(10,738,473)	(12,273,817)	(12,278,569)
Cash flows from investing activities:
Proceeds from sale of equity securities			500,000
Net cash provided by investing activities			500,000
Cash flows from financing activities:
Proceeds from issuance of convertible notes
Issuance costs for convertible notes
Common stock subscription deposit
Cash proceeds from exercise of common stock options
Proceeds from issuance of Series A Preferred Stock, net of issuance costs		6,757,700		6,757,700
Advances from shareholder		13,731		13,731
Payment of sponsor loans		(19,715)		(19,715)
Proceeds from exercise of Series A Preferred Warrants		38,000	500,000
Proceeds from short-term borrowings, net		408,052		408,052
Proceeds from share purchases under ELOC, net of issuance costs				4,809,703
Payments for short term borrowings		(300,240)		(402,514)
Proceeds from share purchases and collection of stock subscription receivables under ELOC, net of issuance costs		4,139,190	3,704,123
Proceeds received from sale of Series B Preferred Stock		500,000		418,316
Proceeds received from sale of Series C Preferred Stock, net of issuance costs		703,964		803,561
Proceeds from Series A preferred warrant exercises				938,800
Proceeds received from sale of Series D Preferred Stock			2,560,981
Proceeds received from sale of common stock and warrants			588,000
Proceeds received from sale of pre-funded warrants, net of issuance costs			3,685,027
Payment of deferred offering costs			(174,505)
Proceeds from exercise of pre-funded warrants			203
Cash redemption of Series C Preferred Stock			(395,000)
Net cash provided by financing activities		12,240,682	10,468,829	13,727,634
Net increase (decrease) in cash, restricted cash and cash equivalents		1,502,209	(1,304,988)	1,449,065
Cash, restricted cash and cash equivalents at beginning of period		1,877,995	3,327,060	1,877,995
Cash, restricted cash and cash equivalents at end of period	$ 1,877,995	3,380,204	2,022,072	3,327,060
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents		3,300,448	1,947,316	3,252,304
Restricted cash		79,756	74,756	74,756
Cash, restricted cash and cash equivalents	1,877,995	3,380,204	2,022,072	3,327,060
NON-CASH FINANCING ACTIVITIES:
Issuance of common shares to Keystone Capital LLC for equity line of credit		500,000		500,000
Issuance of common shares to Arena Investors LP for equity line of credit		500,000		500,000
Conversion of Series A, Series B, Series C and Series D Preferred Stock to common stock			2,271,098	9,037,773
Stock subscription receivables				803,044
Increase in deferred offering costs and accounts payable				112,232
Exercise of warrants for Series A Preferred Stock through extinguishment of accrued expenses				568,400
Deemed dividend – common stock liability, 13,835 shares				85,500
Reclassification of deferred offering costs to additional paid-in capital			112,232
Reclassification of accrued expenses to accounts payable			1,143,826
Issuance of Series D Preferred Stock for investment in equity securities			500,000
Write off of subscription receivable deemed offering cost			$ 78,750
Predecessor
Cash flows from operating activities:
Net loss	(572,211)				$ (7,289,577)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from settlement of liabilities with vendors
Depreciation expense	37,356				460,722
Stock-based compensation	4,431				96,896
Amortization of right-to-use operating lease asset	115,859				656,476
Write off of deferred offering costs
Stock-based inducement expense
Amortization of debt discount	(1,875)
Non-cash interest expense					35,655
Foreign currency transaction gain included in other income (expenses)
Gain on revaluation of earnout and derivative liabilities	(320,117)				(290,264)
Change in assets and liabilities:
Prepaid expenses and other current assets	142,687				(112,321)
Accounts payable	128,429				1,280,560
Accrued liabilities	(50,370)				44,239
Operating lease liability	(121,589)				(672,373)
Net cash used in operating activities	(637,400)				(5,789,987)
Cash flows from investing activities:
Proceeds from sale of equity securities
Net cash provided by investing activities
Cash flows from financing activities:
Proceeds from issuance of convertible notes					605,230
Issuance costs for convertible notes					(41,193)
Common stock subscription deposit					1,875
Cash proceeds from exercise of common stock options					5,766
Proceeds from issuance of Series A Preferred Stock, net of issuance costs
Advances from shareholder
Payment of sponsor loans
Proceeds from exercise of Series A Preferred Warrants
Proceeds from short-term borrowings, net
Proceeds from share purchases under ELOC, net of issuance costs
Payments for short term borrowings
Proceeds from share purchases and collection of stock subscription receivables under ELOC, net of issuance costs
Proceeds received from sale of Series B Preferred Stock
Proceeds received from sale of Series C Preferred Stock, net of issuance costs
Proceeds from Series A preferred warrant exercises
Proceeds received from sale of Series D Preferred Stock
Proceeds received from sale of common stock and warrants
Proceeds received from sale of pre-funded warrants, net of issuance costs
Payment of deferred offering costs
Proceeds from exercise of pre-funded warrants
Cash redemption of Series C Preferred Stock
Net cash provided by financing activities					571,678
Net increase (decrease) in cash, restricted cash and cash equivalents	(637,400)				(5,218,309)
Cash, restricted cash and cash equivalents at beginning of period	1,601,255	$ 963,855		$ 963,855	6,819,564
Cash, restricted cash and cash equivalents at end of period	963,855				1,601,255
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents	884,099				1,521,499
Restricted cash	79,756				79,756
Cash, restricted cash and cash equivalents	963,855				1,601,255
NON-CASH FINANCING ACTIVITIES:
Issuance of common shares to Keystone Capital LLC for equity line of credit
Issuance of common shares to Arena Investors LP for equity line of credit
Conversion of Series A, Series B, Series C and Series D Preferred Stock to common stock
Stock subscription receivables
Increase in deferred offering costs and accounts payable
Exercise of warrants for Series A Preferred Stock through extinguishment of accrued expenses
Deemed dividend – common stock liability, 13,835 shares
Reclassification of deferred offering costs to additional paid-in capital
Reclassification of accrued expenses to accounts payable
Issuance of Series D Preferred Stock for investment in equity securities
Write off of subscription receivable deemed offering cost